Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund
Apr. 29, 2024
Fidelity International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.31%
Past 5 years	8.34%
Past 10 years	4.42%
Fidelity International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.60%
Past 5 years	7.72%
Past 10 years	3.83%
Fidelity International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.45%
Past 5 years	6.59%
Past 10 years	3.48%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%